INVESTMENTS (M Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 3	$ 2	$ 2
Charge-offs	0	0	0
Recoveries	0	0	0
Provisions	1	1	0
Ending balance	4	3	2
Ending Balance [Abstract]:
Individually Evaluated for Impairment	4	3	2
Collectively Evaluated for Impairment	0	0	0
Loans Acquired with Deteriorated Credit Quality	$ 0	$ 0	$ 0